Trade and Other Payables	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Trade and Other Payables	Note 11. Trade and Other Payables
	30 June 2020 A$	30 June 2019 A$

Current
Trade payables	157,644	715,115
Accrued expenses	210,734	355,825
Other payables	16,019	20,979
Total	384,397	1,091,919